DEFERRED CHARGES, NET (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended
	Jul. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2010 Five Dry Bulk Vessels [Member]	Dec. 31, 2012 Interest and Finance Expense [Member]	Dec. 31, 2012 Loss From Discontinued Operations [Member]	Dec. 31, 2011 Loss From Discontinued Operations [Member]	Jun. 30, 2011 NewLead Endurance [Member]
Deferred Finance Costs Additions		$ 564	$ 622	$ 9,778		$ 2,180				$ 479
Deferred charges related business combination				4,169
Deferred Charges Cash Paid Related Business Combination				3,213
Issuance of warrants for deferred charges		0	0	957
Warrants Related Business Combination				112,500
Warrants Strike Price Per Share Related Business Combination				$ 3.00
Warrants Contractual Term Related Business Combination				10 years	10 years
Deferred finance costs write offs		3,952	4,647	1,360			3,882	70	4,647
Deferred charges cash paid	$ 2,148